SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 529,992	$ 423,444	$ 351,408
(Deductions) Additions Charged to Costs and Expenses	38,556	132,386	84,260
Additions Charged to Other Accounts	0	0	1,114
Deductions	(17,581)	(25,838)	(13,338)
Balance at End of Period	$ 550,967	$ 529,992	$ 423,444